Net Interest Expense (Notes)	12 Months Ended
Dec. 31, 2019
Net Interest Expense [Abstract]
Net interest expense	Net Interest Expense
The components of net interest expense are as follows:

Year ended Dec. 31	2019	2018	2017
Interest on debt	161	184	218
Interest on exchangeable securities (Note 24)	20	—	—
Interest income	(13)	(11)	(7)
Capitalized interest (Note 17)	(6)	(2)	(9)
Loss on redemption of bonds (Note 23)	—	24	6
Interest on finance lease obligations	4	3	3
Credit facility fees, bank charges and other interest	15	13	18
Tax shield on tax equity financing (Note 23)(1)	(35)	—	—
Other(2)	10	15	(3)
Accretion of provisions (Note 22)	23	24	21
Net interest expense	179	250	247
(1) Relates to the tax benefit associated with bonus tax depreciation claimed in 2019 on the Big Level and Antrim wind projects that was assigned to the tax equity investor. The tax equity investment is treated as debt under IFRS and the monetization of the tax depreciation is considered a non-cash reduction of the debt balance and is reflected as a reduction in interest expense.
(2) In 2019, other interest expense included approximately $5 million (2018 - $7 million, 2017 - nil) for the significant financing component required under IFRS 15. In addition, in 2018, approximately $5 million